Franchise and Income Tax Withdrawal (Details) - USD ($)		1 Months Ended			12 Months Ended
	Sep. 30, 2023	Nov. 02, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2023	Jun. 30, 2024	Mar. 21, 2024	Aug. 07, 2023	Jul. 20, 2023
Franchise and Income Tax Withdrawal [Line Items]
Franchise taxes					$ 2,703,102
Respective tax paid					1,653,743
Withdrawn from trust account and tax accured					1,049,359
Operating expenses			$ 1,411,063	$ 4,448	1,415,512
Transfer from operating account to sponsor								$ 411,000	$ 480,000
Sponsor transferred to the company		$ 891,000
Withdrawn amount					628,728
Withdrawal amount	$ 1,049,359
Due from Sponsor	$ 994,950		$ 994,950
Shareholders [Member]
Franchise and Income Tax Withdrawal [Line Items]
Withdrawn amount					$ 628,758
Subsequent Event [Member]
Franchise and Income Tax Withdrawal [Line Items]
Sponsor deposit							$ 1,049,359